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                                 PITCAIRN FUNDS


                         SUPPLEMENT DATED JUNE 21, 2001
                    TO THE PROSPECTUS DATED FEBRUARY 28, 2001


                   CHANGE IN DIVIDEND AND DISTRIBUTION POLICY

PITCAIRN INTERNATIONAL EQUITY FUND

This Fund will now distribute its income annually rather than quarterly.

                      CORRECTION OF PERFORMANCE INFORMATION

PITCAIRN GOVERNMENT/CORPORATE BOND FUND

The one-year investment performance of this Fund for the period ended December 31, 2000 is 12.53% as indicated in the bar chart on page 20. The reference in the table on that page should read 12.53%, not -12.53%.